Income Taxes (Tables)	12 Months Ended
Dec. 31, 2015
Income Tax Disclosure [Abstract]
Schedule of components of earnings (losses) before income taxes
	For the Years Ended December 31,
	2015	2014	2013
BVI	$(213,792)	$(178,062)	$(49,612)
PRC	325,077	(951,334)	(825,219)
	$111,285	$(1,129,396)	$(874,831)

Schedule of income tax expense
	For the Years Ended December 31,
	2015	2014	2013
Income tax (benefit) provision at China Statutory rate	$(125,000)	$(238,000)	$(206,000)
Benefits of loss not realized	125,000	238,000	206,000
Benefits of NOL realized	-	-	-
	$-	$-	$-

Components of deferred income tax asset
	As of December 31,
	2015	2014	2013
Deferred income tax asset:
Net operating loss carry forwards	$877,000	$752,000	$514,000
Valuation allowance	(877,000)	(752,000)	(514,000)
	$-	$-	$-